SHARE BASED COMPENSATION - Restricted Stock Units (RSUs) Narrative (Details) - RSUs $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	4 years
Unrecognized compensation expense	$ 27.9
Unrecognized compensation expense, period of recognition	3 years 3 months 18 days
Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	12 months
Vesting percentage	25.00%
Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	3 years